IMPAIRMENT CHARGES (Schedule of Statement of Operation) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Selling, General & Administration Expenses Abstract
Impairment of PP&E	$ 37	$ 1,938
Impairment of goodwill and other intangible assets (Note 7)	0	3,853
Impairment of prepayments	482	277
Total impairment loss	$ 519	$ 6,068